Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Impairment loss on financial assets	₩ 123,214	₩ 248,404	₩ 142,781
Impairment loss on financial assets, net	395,065	451,083
Bad debt expenses [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	173,694	165,150
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	100,920	50,225
Less: Recovery of impairment loss on financial assets	(2,743)	(12,658)
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	123,214	248,404
Held-to-maturity financial assets [member]
Disclosure of financial assets [line items]
Less: Recovery of impairment loss on financial assets	₩ (20)	₩ (38)